Note 11 - Borrowings (Details) - Annual Maturities of Long-Term Borrowings In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)
Annual Maturities of Long-Term Borrowings [Abstract]
2015	$ 9,517	¥ 980,000